Other Assets-Other / Other Liabilities	12 Months Ended
Mar. 31, 2012
Other Assets-Other / Other Liabilities [Abstract]
Other Assets-Other / Other Liabilities

12. Other assets—Other / Other liabilities:

The following table presents Other assets-Other and Other liabilities in the consolidated balance sheets by type.

	Millions of yen
	March 31
	2011	2012
Other assets—Other:
Securities received as collateral	¥43,624	¥92,743
Goodwill and other intangible assets	116,834	160,227
Deferred tax assets	241,911	201,244
Investments in equity securities for other than operating purposes(1)	11,915	113,006
Other	154,209	907,903	(2)

Total	¥568,493	¥1,475,123

Other liabilities:
Obligation to return securities received as collateral	¥43,624	¥92,743
Accrued income taxes	10,123	16,169
Other accrued expenses and provisions	404,048	378,957
Other	94,521	678,032	(3)

Total	¥552,316	¥1,165,901

(1)

Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments are comprised of listed equity securities and unlisted equity securities of ¥6,496 million and ¥5,419 million, respectively as of March 31, 2011, and ¥58,460 million and ¥54,546 million respectively, as of March 31, 2012. These securities are carried at fair value, with changes in fair value recognized within Revenue-other in the consolidated statements of income.

(2)	Includes real estate classified as held for sale which is carried at the lower of net book value or fair value less cost to sell.

(3)

Includes the liabilities relating to the investment contracts which were underwritten by the insurance subsidiary. As of March 31, 2012, the amount of carrying values and estimated fair values are ¥292,120 million and ¥294,242 million, respectively. The fair value is estimated by discounting future cash flows and it would be generally classified as Level 3.

Goodwill is recognized upon completion of a business combination as the difference between the purchase price and the fair value of the net assets acquired. Subsequent to initial recognition, goodwill is not amortized but is tested for impairment during the fourth quarter of each fiscal year, or more often if events or circumstances, such as adverse changes in the business climate, indicate there may be impairment.

Changes in goodwill, which are reported in the consolidated balance sheets within Other assets-Other, are as follows.

	Millions of yen
	Year ended March 31
	2011	2012
Balance at beginning of year	¥79,818	¥70,223
Increases due to business combinations	—	4,898	(3)
Other(1)	(9,595)	(1,087)

Balance at end of year(2)	¥70,223	¥74,034

(1)	Includes currency translation adjustments at the amount of (¥7,276) million and (¥1,083) million, as of March 31, 2011 and 2012, respectively.

(2)	The amounts attributable to Wholesale segment as of March 31, 2011 and 2012 were ¥69,800 million and ¥68,718 million, respectively.

(3)	Relates to GE Capital Finance (China) Co., Ltd which is a subsidiary of Nomura Bank International plc.

Impairment testing

The goodwill impairment test is performed in two steps. In the first step, the current fair value of each reporting unit is compared with its carrying value, including goodwill. If the fair value is less than the carrying value, then a second step is performed. In the second step, the implied current fair value of the reporting unit’s goodwill is determined by comparing the fair value of the reporting unit to the fair value of the net assets of the reporting unit, as if the reporting unit were being acquired in a business combination. An impairment loss is recognized if the carrying value of goodwill exceeds its implied current fair value. Goodwill impairment testing is performed at a level below Nomura’s business segments.

The primary method the Company uses to estimate the fair value of reporting units is the income approach. The assumptions used in the valuations of the reporting units include estimates of future cash flows and the cost of equity used to discount those cash flows to a present value. The valuation of the reporting units is dependent upon economic conditions. Deterioration in these assumptions as well as in market conditions could cause the estimated fair values of these reporting units and their associated goodwill to decline, which may result in an impairment charge through the consolidated statements of income in a future period related to some portion of the associated goodwill.

Intangible assets subject to amortization as of March 31, 2011 and 2012 are shown below:

	Millions of yen
	March 31, 2011			March 31, 2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Client relationships	¥55,406	¥(17,405)	¥38,001	¥88,733	¥(34,947)	¥53,786
Lease agreements	—	—	—	16,500	(1,445)	15,055
Other	617	(238)	379	1,126	(383)	743

Total	¥56,023	¥(17,643)	¥38,380	¥106,359	¥(36,775)	¥69,584

Amortization expenses for the years ended March 31, 2010, 2011 and 2012 were ¥6,111 million, ¥5,031 million and ¥19,129 million. Estimated amortization expense for the next five years are shown below:

Millions of yen
Year ending March 31	Estimated amortization expense
2013	¥9,636
2014	8,300
2015	8,268
2016	7,731
2017	7,314
The amounts of other intangible assets not subject to amortization excluding goodwill were ¥8,231 million and ¥16,609 million as of March 31, 2011 and 2012, respectively.